Note 10 - b.1) Outstanding lines of credit with official credit agencies, foreign (Detail) (Financing 1, USD $) In Millions	6 Months Ended
Jun. 30, 2011
Financing 1
Company	Petrobras
Agency	China Development Bank
Contracted	$ 10,000
Used	7,000
Balance	$ 3,000
Description	Libor +2.8% p.a.